Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000014890
Average Annual Return [Line Items]
Average Annual Return, Percent	6.03%	1.00%	6.67%
C000014893
Average Annual Return [Line Items]
Average Annual Return, Percent	10.63%	1.43%	6.49%
C000070264
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000014890
Average Annual Return [Line Items]
Average Annual Return, Percent	12.50%	2.21%	7.30%
Without Sales Load [Member] | C000014893
Average Annual Return [Line Items]
Average Annual Return, Percent	11.63%	1.43%	6.49%
Without Sales Load [Member] | C000014895
Average Annual Return [Line Items]
Average Annual Return, Percent	12.79%	2.48%	7.60%
Without Sales Load [Member] | C000070264
Average Annual Return [Line Items]
Average Annual Return, Percent	12.79%	2.48%	7.62%
DWS Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.35%	9.37%	9.64%
DWS Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.35%	9.37%	9.64%
DWS Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.35%	9.37%	9.64%
DWS Index: MSCI ACWI ex USA Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.35%	9.37%	9.64%